Exhibit 99.1

Nissan Auto Receivables 2017-C Owner Trust

Servicer’s Certificate

Collection Period	30-Nov-21	30/360 Days	30	Collection Period Start	1-Nov-21
Distribution Date	15-Dec-21	Actual/360 Days	30	Collection Period End	30-Nov-21
				Prior Month Settlement Date	15-Nov-21
				Current Month Settlement Date	15-Dec-21

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,662,304,331.51	103,699,822.38	92,720,750.63	0.059341
Yield Supplement Overcollaterization		99,804,070.74	1,995,687.89	1,697,516.79
Total Adjusted Pool Balance		1,562,500,260.77	101,704,134.49	91,023,233.84
Total Adjusted Securities		1,562,500,260.77	101,704,134.49	91,023,233.84	0.058255
Class A-1 Notes	1.50000%	360,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.89000%	350,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.15950%	205,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	2.12000%	442,500,000.00	0.00	0.00	0.000000
Class A-4 Notes	2.28000%	142,500,000.00	39,203,873.72	28,522,973.07	0.200161
Certificates	0.00000%	62,500,260.77	62,500,260.77	62,500,260.77	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	0.00	—	—
Class A-4 Notes	10,680,900.65	74,487.36	74.9536888	0.5227183
Certificates	0.00	0.00	—	—

Total Securities	10,680,900.65	74,487.36

I. COLLECTIONS

Interest:
Interest Collections				177,204.89
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				177,204.89
Principal:
Principal Collections				10,933,857.32
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				10,933,857.32
Recoveries of Defaulted Receivables				104,223.91

Total Collections				11,215,286.12

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			20,722	101,704,134.49
Total Principal Payment				10,680,900.65

			19,431	91,023,233.84

Nissan Auto Receivables 2017-C Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	11,215,286.12
Reserve Account Draw	0.00
Total Available for Distribution	11,215,286.12
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	86,416.52
Servicing Fee Paid	86,416.52
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	74,487.36
Class A-4 Notes Monthly Interest Paid	74,487.36
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2017-C Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		74,487.36
Total Note Monthly Interest Paid		74,487.36
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		11,054,382.24
4. Total Monthly Principal Paid on the Notes		10,680,900.65
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		10,680,900.65
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		373,481.59
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		373,481.59

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,906,250.65
Required Reserve Account Amount		3,906,250.66
Beginning Reserve Account Balance		3,906,250.66
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,906,250.66
Required Reserve Account Amount for Next Period		3,906,250.66

VI. POOL STATISTICS

Weighted Average Coupon		2.00%
Weighted Average Remaining Maturity		14.14

	Amount	Number
Principal on Defaulted Receivables	45,214.43	10
Principal Recoveries of Defaulted Receivables	104,223.91

Monthly Net Losses	(59,009.48)
Pool Balance at Beginning of Collection Period	103,699,822.38
Net Loss Ratio for Third Preceding Collection Period	0.19%
Net Loss Ratio for Second Preceding Collection Period	-1.14%
Net Loss Ratio for Preceding Collection Period	-1.22%
Net Loss Ratio for Current Collection Period	-0.68%
Four-Month Average Net Loss Ratio	-0.71%
Cumulative Net Losses for all Periods	11,967,761.08

Nissan Auto Receivables 2017-C Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,157,972.64	158	1.25%
61-90 Days Delinquent	214,288.81	32	0.23%
91-120 Days Delinquent	40,527.13	7	0.04%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	1,412,788.58	197	1.52%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.19%	0.14%
Delinquency Ratio for Second Preceding Collection Period	0.27%	0.17%
Delinquency Ratio for Preceding Collection Period	0.27%	0.17%
Delinquency Ratio for Current Collection Period	0.27%	0.20%
Four-Month Average Delinquency Ratio	0.25%	0.17%
60 Day Delinquent Receivables	276,697.38
Delinquency Percentage	0.30%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

Principal Balance of Extensions	525,964.55
Number of Extensions	65

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO